Segment information - Schedule of assets and liabilities by geographical ares (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,012,562	$ 900,997	$ 260,547	$ 260,547
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	982,397	871,313	$ 260,547	$ 288,676
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 30,165	$ 29,684